9. Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
CEO
Revenues	$ 36,000	$ 11,000	$ 64,000
Trade Receivables Held-for-sale, Amount	0	11,000
Due to Related Parties, Current	17,000
Medifocus Asia, Ltd.
Revenues	232,000	6,000	$ 0
Trade Receivables Held-for-sale, Amount	$ 196,000	$ 0